Financial Highlights (Details) - Schedule of condensed financial information for an accumulation unit of the account - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Per Accumulation Unit Data:
Rental income		$ 15.538	$ 15.862	$ 15.313	$ 16.345	$ 17.224
Real estate property level expenses and taxes		7.319	7.788	8.112	9.059	8.640
Real estate income, net		8.219	8.074	7.201	7.286	8.584
Other income		3.342	3.459	2.759	2.178	2.143
Total income		11.561	11.533	9.960	9.464	10.727
Expense charges(1)	[1]	3.092	2.880	2.672	2.562	2.390
Investment income, net		8.469	8.653	7.288	6.902	8.337
Net realized and unrealized gain on investments and mortgage loans payable		18.911	27.868	19.015	18.013	20.144
Net increase in Accumulation Unit Value		27.380	36.521	26.303	24.915	28.481
Accumulation Unit Value:
Beginning of period		335.393	298.872	272.569	247.654	219.173
End of period		$ 362.773	$ 335.393	$ 298.872	$ 272.569	$ 247.654
Total return		8.16%	12.22%	9.65%	10.06%	12.99%
Ratios to Average net Assets:
Expenses(1)	[1]	0.86%	0.89%	0.92%	0.95%	0.98%
Investment income, net		2.37%	2.68%	2.50%	2.55%	3.42%
Portfolio turnover rate:
Real estate properties(2)	[2]	5.70%	6.50%	2.10%	10.20%	3.00%
Marketable securities(3)	[3]	10.00%	15.90%	8.40%	21.90%	3.40%
Accumulation Units outstanding at end of period (in millions): (in Shares)		60.4	57.9	55.3	53.3	53.4
Net assets end of period (in millions) (in Dollars)		$ 22,360.0	$ 19,829.0	$ 16,907.9	$ 14,861.1	$ 13,527.2

[1]	Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account level expenses and exclude real estate property level expenses which are included in real estate income, net.
[2]	Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and limited partnership investments) by the average value of the portfolio of real estate investments held during the period.
[3]	Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.